Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	At December 31,
	2021	2020
	$’m	$’m
Raw materials and consumables	268	157
Work-in-progress	6	5
Finished goods	133	88
	407	250